Related Party Transactions - Schedule of Related Party Transactions With Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Related Party Transaction [Line Items]
Net sales	$ 73,455	$ 38,817	$ 96,996
Expenses:
Management advisory fees	3,000	4,001	4,030
Affiliates
Related Party Transaction [Line Items]
Net sales	73,455	38,817	96,996
Expenses:
Management advisory fees	$ 3,000	$ 4,001	$ 4,030